Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended					12 Months Ended
	Nov. 03, 2021	Jan. 01, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Subsequent Event [Line Items]
Distributions			$ 7,007	$ 37,573	$ 9,816	$ 2,360	$ 9,429	$ 11,989	$ 38,376
Subsequent Event
Subsequent Event [Line Items]
Due from employees										$ 3,300
Subsequent Event | Class A common stock
Subsequent Event [Line Items]
Dividends declared (in Dollars per Share)	$ 0.07
Dividend payable, date	Dec. 17, 2021
Subsequent Event | ILPs and SLP
Subsequent Event [Line Items]
Distributions		$ 6,700